Stock Compensation Plans (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2008
2008 Stock Option Plan [Member]
Stock Option [Abstract]
Options granted (in shares)	97,500
Options, Outstanding [Roll Forward]
Granted (in shares)	97,500
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member]
Recognition & Retention Plan [Abstract]
Shares purchased for award (in shares)				55,545
Weighted average price (in dollars per share)				$ 9.36
Purchase price of shares				$ 520,000
Percentage of shares may be granted as restricted stock awards (in hundredths)				25.00%
Available for future grant (in shares)		10,684
Status of the shares under the RRP [Roll Forward]
Unvested at the beginning of the year (in shares)		8,894	17,440
Granted (in shares)		26,150	0
Vested (in shares)		(8,544)	(8,546)
Forfeited (in shares)		0	0
Unvested at the end of the year (in shares)		26,500	8,894
Weighted Average Grant Date Fair Value [Roll Forward]
Unvested at the beginning of the period (in dollars per share)		$ 9.05	$ 9.05
Granted (in dollars per share)		$ 16.20	$ 0
Vested (in dollars per share)		$ 9.05	$ 9.05
Forfeited (in dollars per share)		$ 0	$ 0
Unvested at the end of the period (in dollars per share)		$ 16.11	$ 9.05
Compensation expense		84,000	77,000
Tax benefit from compensation expense		29,000	26,000
Total compensation cost not yet recognized		372,000
Period for recognition		4 years 1 month 6 days
Stock Option [Abstract]
Available for future grant (in shares)		10,684
Fair Value Assumptions [Abstract]
Tax benefit from compensation expense		29,000	26,000
Unrecognized compensation expense		372,000
Period for recognition		4 years 1 month 6 days
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member] | Minimum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period				5 years
Weighted Average Grant Date Fair Value [Roll Forward]
Period for recognition		5 years
Stock Option [Abstract]
Award vesting period				5 years
Fair Value Assumptions [Abstract]
Period for recognition		5 years
RRP Shares [Member] | 2008 Recognition and Retention Plan [Member] | Maximum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period				7 years
Weighted Average Grant Date Fair Value [Roll Forward]
Period for recognition		7 years
Stock Option [Abstract]
Award vesting period				7 years
Fair Value Assumptions [Abstract]
Period for recognition		7 years
Stock Option [Member] | 2008 Stock Option Plan [Member]
Recognition & Retention Plan [Abstract]
Available for future grant (in shares)		27,418
Award vesting period		10 years
Weighted Average Grant Date Fair Value [Roll Forward]
Tax benefit from compensation expense		9,000	9,000
Total compensation cost not yet recognized		198,000
Period for recognition		4 years 1 month 6 days
Stock Option [Abstract]
Number of options authorized (in shares)		138,863
Exercise price (in dollars per share)		$ 0	$ 0	$ 10.00
Award vesting period		10 years
Options granted (in shares)	73,125	77,000	0
Available for future grant (in shares)		27,418
Options, Outstanding [Roll Forward]
Outstanding at the beginning of the year (in shares)		107,570	107,570
Granted (in shares)	73,125	77,000	0
Exercised (in shares)		0	0
Forfeited (in shares)		0	0
Outstanding at the end of the period (in shares)		184,570	107,570
Exercisable at the end of period (in shares)		106,665	85,332
Weighted Average Exercise Price [Roll Forward]
Outstanding at the beginning of the year (in dollars per share)		$ 10.00	$ 10.00
Granted (in dollars per share)	$ 3.17	$ 16.20	$ 0	$ 2.01
Exercised (in dollars per share)		$ 0	$ 0	$ 10.00
Forfeited (in dollars per share)		$ 0	$ 0
Outstanding at the end of the period (in dollars per share)		$ 12.59	$ 10.00
Exercisable, Weighted Average Exercise Price (in dollars per share)		$ 10.00	$ 10.00
Outstanding, Weighted Average Remaining Contractual Life		6 years 6 months	4 years 4 months 24 days
Granted, Weighted Average Remaining Contractual Life		9 years 4 months 24 days
Exercisable, Weighted Average Remaining Contractual Life		6 years 6 months
Fair Value Assumptions [Abstract]
Expected dividend yield (in hundredths)	1.23%	1.10%
Risk-free interest rate (in hundredths)	5.00%	3.50%
Expected life of options	5 years	7 years 6 months
Expected stock-price volatility (in hundredths)	24.66%	19.45%
Contractual term award granted	10 years	10 years
Outstanding, Intrinsic Value		667,000	108,000
Exercisable, Intrinsic Value		661,000	85,000
Compensation expense		44,000	41,000
Tax benefit from compensation expense		9,000	9,000
Unrecognized compensation expense		198,000
Period for recognition		4 years 1 month 6 days
Stock Option [Member] | 2008 Stock Option Plan [Member] | Minimum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period		5 years
Stock Option [Abstract]
Award vesting period		5 years
Stock Option [Member] | 2008 Stock Option Plan [Member] | Maximum [Member]
Recognition & Retention Plan [Abstract]
Award vesting period		7 years
Stock Option [Abstract]
Award vesting period		7 years
Restricted Stock [Member] | 2008 Stock Option Plan [Member]
Stock Option [Abstract]
Options granted (in shares)	24,375
Options, Outstanding [Roll Forward]
Granted (in shares)	24,375
Employee Stock Ownership Plan [Member]
Employee Stock Ownership Plan [Abstract]
Outstanding company shares purchased (in hundredths)		8.00%
Weighted average price of shares purchased (in dollars per share)		$ 9.35
Cost of shares purchased		1,000,000
Interest rate on ESOP loan (in hundredths)		7.75%
Installment payment period		15 years
ESOP expense		145,000	111,000
Components of the ESOP shares [Abstract]
Allocated shares (in shares)		55,181	44,436
Unreleased shares (in shares)		55,909	66,654
Total ESOP shares (in shares)		111,090	111,090
Fair value of unreleased shares		$ 906,000	$ 733,000